Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment, Net [Abstract]
Schedule of property, plant and equipment
	December 31, 2017	December 31, 2018
Construction in process	1,016,643	1,289,611
Mold and tooling	2,619	1,032,685
Leasehold improvements	413,368	653,298
Building and construction	-	481,121
Charging & battery swap infrastructure	-	470,506
Production facilities	134,080	456,569
Computer and electronic equipment	178,534	393,931
R&D equipment	173,741	320,362
Purchased software	135,775	286,034
Others	77,681	146,869
Subtotal	2,132,441	5,530,986
Less: Accumulated depreciation	(221,428)	(677,829)
Total property, plant and equipment, net	1,911,013	4,853,157